PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Profit/(loss) for the year allocated to non-controlling interests	$ 106,834	¥ 734,535	¥ 992,248	¥ 851,093
Accumulated balances of non-controlling interests at the reporting dates	2,218,648		26,054,567		¥ 15,254,312
Revenue	26,214,843	180,240,154	181,020,428	144,854,582
Profit for the year	215,401	1,481,012	2,405,276	1,216,790
Total comprehensive income for the year	196,133	1,348,534	1,731,418	1,857,624
Current assets	8,565,957		68,644,310		58,895,234
Non-current assets	20,650,263		131,172,489		141,980,880
Current liabilities	10,871,727		90,337,098		74,748,557
Non-current liabilities	8,502,415		43,737,105		58,458,355
Net cash flows from operating activities	1,893,415	13,018,176	13,205,572	11,609,309
Net cash flows used in investing activities	(804,070)	(5,528,369)	(5,597,489)	(2,626,858)
Net cash flows from/(used in) financing activities	(2,365,860)	(16,266,476)	(3,398,994)	(6,105,257)
Effect of foreign exchange rate changes, net	$ 10,394	¥ 71,455	¥ (221,567)	¥ 191,546
Ningxia Energy
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Percentage of equity interest held by non-controlling interests	29.18%	29.18%	29.18%
Profit/(loss) for the year allocated to non-controlling interests		¥ 214,479	¥ (5,670)
Dividends distributed to non-controlling interests		351,979	3,264
Accumulated balances of non-controlling interests at the reporting dates			4,914,902		4,757,014
Revenue		6,714,040	5,624,059
Total expenses		6,555,933	5,691,240
Profit for the year		158,107	(67,181)
Total comprehensive income for the year		158,107	(67,181)
Current assets			4,538,735		5,036,413
Non-current assets			33,716,269		32,677,977
Current liabilities			7,944,491		8,723,922
Non-current liabilities			19,488,716		18,367,979
Net cash flows from operating activities		2,755,612	2,110,801
Net cash flows used in investing activities		(1,616,513)	(3,933,743)
Net cash flows from/(used in) financing activities		(991,998)	1,350,275
Net increase/(decrease) in cash and cash equivalents		¥ 147,101	¥ (472,667)
Guizhou Huajin
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Percentage of equity interest held by non-controlling interests	40.00%	40.00%	40.00%
Profit/(loss) for the year allocated to non-controlling interests		¥ 291,009	¥ 410,023
Dividends distributed to non-controlling interests		200,000
Accumulated balances of non-controlling interests at the reporting dates			695,251		782,176
Revenue		4,018,682	4,123,352
Total expenses		3,291,160	3,098,295
Profit for the year		727,522	1,025,057
Total comprehensive income for the year		727,522	1,025,057
Current assets			1,820,262		1,495,922
Non-current assets			2,841,975		2,752,815
Current liabilities			1,958,230		1,875,227
Non-current liabilities			965,880		418,070
Net cash flows from operating activities		1,104,759	1,162,069
Net cash flows used in investing activities		(75,066)	(7,437,104)
Net cash flows from/(used in) financing activities		(1,075,311)	(1,835,878)
Effect of foreign exchange rate changes, net			(221,567)
Net increase/(decrease) in cash and cash equivalents		¥ (45,618)	¥ (8,332,480)
Guizhou Huaren
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Percentage of equity interest held by non-controlling interests	60.00%	60.00%
Profit/(loss) for the year allocated to non-controlling interests		¥ 20,783
Accumulated balances of non-controlling interests at the reporting dates					820,675
Revenue		4,282,882
Total expenses		4,248,243
Profit for the year		34,639
Total comprehensive income for the year		34,639
Current assets					1,169,453
Non-current assets					3,038,875
Current liabilities					1,381,541
Non-current liabilities					1,458,995
Net cash flows from operating activities		134,781
Net cash flows used in investing activities		(510,243)
Net cash flows from/(used in) financing activities		(115,222)
Net increase/(decrease) in cash and cash equivalents		¥ (490,684)
Huayun
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Percentage of equity interest held by non-controlling interests	50.00%	50.00%	50.00%
Profit/(loss) for the year allocated to non-controlling interests		¥ 186,945	¥ 72,903
Accumulated balances of non-controlling interests at the reporting dates			¥ 776,418		959,847
Percentage of voting rights	51.00%	51.00%	51.00%
Revenue		¥ 8,099,579	¥ 3,085,361
Total expenses		7,725,689	2,939,556
Profit for the year		373,890	145,805
Total comprehensive income for the year		373,890	145,805
Current assets			2,151,021		2,372,120
Non-current assets			7,549,859		8,338,220
Current liabilities			3,525,808		4,342,807
Non-current liabilities			4,122,238		¥ 3,947,839
Net cash flows from operating activities		1,448,853	263,559
Net cash flows used in investing activities		(2,097,536)	(4,408,396)
Net cash flows from/(used in) financing activities		614,418	4,308,874
Net increase/(decrease) in cash and cash equivalents		¥ (34,265)	¥ 164,037